Acquisitions and Divestments - Gain on Sale of Business (Detail) - Other Income (Expense) [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Total cash consideration	$ 2,750
Assets held for sale	(1,117)
Cash divested	(138)
Liabilities held for sale	199
Other adjustments	(69)
Transaction costs	(28)
Gain	$ 1,597